PREPAID LICENSING AND ROYALTY FEES (Tables)	12 Months Ended
Dec. 31, 2020
Deferred Costs Capitalized Prepaid And Other Assets Disclosure [Abstract]
Summary of Changes to Prepaid Licensing and Royalty Fees

The following table summarizes changes to our Company’s prepaid licensing and royalty fees:

(in US$ thousands)	2018	2019	2020
Balance at beginning of year	$459	$435	$44
Addition	968	205	340
Amortization and usage	(747)	(511)	(254)
Exchange difference	(1)	—	—
Impairment charges (Note 4)	(244)	(85)	—
Balance at end of year	$435	$44	$130